Note 3 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)
Accounts Receivable, Allowance for Credit Loss, Current			$ 0
Cash, FDIC Insured Amount			117,630
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down			0	$ 3,300,000
Asset Retirement Obligation, Discount Rate				7.30%
Asset Retirement Obligation			0
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0	0	$ 311,000
Goodwill, Impairment Loss	0		0
Income Tax Examination, Penalties Accrued			100,000	200,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ 23,000	$ (536,000)	206,000	245,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Continuing Operations [Member] | One Customer [Member]
Revenue from Contract with Customer, Including Assessed Tax			$ 0	$ 300,000
Concentration Risk, Percentage				100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Discontinued Operations [Member] | Five Customers [Member]
Revenue from Contract with Customer, Including Assessed Tax				$ 7,700,000
Concentration Risk, Percentage				76.00%
Solar Energy Facilities [Member]
Property, Plant, and Equipment, Useful Life (Year)			35 years		35 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment, Useful Life (Year)			3 years		3 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment, Useful Life (Year)			3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment, Useful Life (Year)			5 years		5 years
European Union [Member]
Cash, FDIC Insured Amount | €					€ 100,000
UNITED STATES
Cash, FDIC Insured Amount			$ 250,000
Revenue from Contract with Customer, Including Assessed Tax			$ 0	$ 311,000